UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ____________ to ____________

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ____________ to ____________

Date of Report (Date of earliest event reported):
February 13, 2012 (January 1, 2008)

Education Funding Resources, LLC
(Exact name of securitizer as specified in its charter)

Not yet available	0001542077
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

John P. Sirico, II, Assistant General Counsel, (973) 740-5000
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☑

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

          Education Funding Resources, LLC (“EFR”), as securitizer, is filing this Form ABS–15G pursuant to Rule 15Ga-1 (17 CFR §240.15Ga-1) under the Securities Exchange Act of 1934, as amended, in respect of all asset-backed securities sponsored by it and outstanding during the three-year period ended December 31, 2011 in the federally-insured student loan asset class.

          The asset-backed securities sponsored by EFR that are covered by this Form ABS-15G consist of those asset-backed securities of the following issuing entities:

(i)	Education Funding Resources III, LLC;

(ii)	CIT Education Loan Trust 2008-BBC; and

(iii)	CIT Education Loan Trust 2009-1.

          EFR, as securitizer, requested, but was unable to obtain, information with respect to investor demands made upon the relevant trustees in the foregoing transactions prior to July 22, 2010. As a result, the disclosures made in this Form ABS-15G do not contain investor demands, if any, made upon any such trustee prior to July 22, 2010.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EDUCATION FUNDING RESOURCES, LLC
(Securitizer)

	By:	/s/ Usama F. Ashraf

Name: Usama F. Ashraf
Title: Senior Vice President & Assistant Treasurer

Date: February 13, 2012